Leases - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	£ 16,300	£ 16,900
Cash outflow for leases, financing activities	14,289	14,776
Loss on derecognition of right-of-use assets sub-leased	0	81	£ 0
Interest income on lease receivables	19	18	2
Cash inflow for leases	127	94	£ 439
Decrease in net investment in finance lease	100
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Interest income on lease receivables	100	100
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases, financing activities	£ 14,139	14,698
Loss on derecognition of right-of-use assets sub-leased		£ 100